Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2023	2024	2025
	(in thousands)
Trade payables	$—	$—	$376
ACP contingent purchase price payable	—	—	984
Deferred tax liabilities	264	173	129
Contract liabilities:
License and services agreement	—	809	3,157
Total contract liabilities	—	809	3,157